Exhibit 99.1

Nissan Auto Receivables 2017-C Owner Trust

Servicer’s Certificate

Collection Period	31-Aug-20	30/360 Days	30	Collection Period Start	1-Aug-20
Distribution Date	15-Sep-20	Actual/360 Days	29	Collection Period End	31-Aug-20
				Prior Month Settlement Date	17-Aug-20
				Current Month Settlement Date	15-Sep-20

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,662,304,331.51	379,345,839.88	354,201,563.84	0.226689
Yield Supplement Overcollaterization		99,804,070.74	12,149,471.08	11,056,729.56
Total Adjusted Pool Balance		1,562,500,260.77	367,196,368.80	343,144,834.28
Total Adjusted Securities		1,562,500,260.77	367,196,368.80	343,144,834.28	0.219613
Class A-1 Notes	1.50000%	360,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	1.89000%	350,000,000.00	0.00	0.00	0.000000
Class A-2b Notes	0.23188%	205,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	2.12000%	442,500,000.00	162,196,108.03	138,144,573.51	0.312191
Class A-4 Notes	2.28000%	142,500,000.00	142,500,000.00	142,500,000.00	1.000000
Certificates	0.00000%	62,500,260.77	62,500,260.77	62,500,260.77	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	24,051,534.52	286,546.46	54.3537503	0.6475626
Class A-4 Notes	0.00	270,750.00	—	1.9000000
Certificates	0.00	0.00	—	—

Total Securities	24,051,534.52	557,296.46

I. COLLECTIONS

Interest:
Interest Collections				651,418.36
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				651,418.36
Principal:
Principal Collections				24,903,761.29
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				24,903,761.29
Recoveries of Defaulted Receivables				268,533.90

Total Collections				25,823,713.55

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			43,272	367,196,368.80
Total Principal Payment				24,051,534.52

			41,999	343,144,834.28

Nissan Auto Receivables 2017-C Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	25,823,713.55
Reserve Account Draw	0.00
Total Available for Distribution	25,823,713.55
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	316,121.53
Servicing Fee Paid	316,121.53
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	286,546.46
Class A-3 Notes Monthly Interest Paid	286,546.46
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	270,750.00
Class A-4 Notes Monthly Interest Paid	270,750.00
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2017-C Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		557,296.46
Total Note Monthly Interest Paid		557,296.46
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		24,950,295.56
4. Total Monthly Principal Paid on the Notes		24,051,534.52
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		24,051,534.52
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		898,761.04
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		898,761.04

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,906,250.65
Required Reserve Account Amount		3,906,250.66
Beginning Reserve Account Balance		3,906,250.66
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,906,250.66
Required Reserve Account Amount for Next Period		3,906,250.66

VI. POOL STATISTICS

Weighted Average Coupon		2.03%
Weighted Average Remaining Maturity		25.26

	Amount	Number
Principal on Defaulted Receivables	240,514.75	22
Principal Recoveries of Defaulted Receivables	268,533.90

Monthly Net Losses	(28,019.15)
Pool Balance at Beginning of Collection Period	379,345,839.88
Net Loss Ratio for Third Preceding Collection Period	0.28%
Net Loss Ratio for Second Preceding Collection Period	0.33%
Net Loss Ratio for Preceding Collection Period	0.14%
Net Loss Ratio for Current Collection Period	-0.09%
Four-Month Average Net Loss Ratio	0.16%
Cumulative Net Losses for all Periods	12,416,120.44

Nissan Auto Receivables 2017-C Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	2,223,922.69	186	0.63%
61-90 Days Delinquent	851,652.65	74	0.24%
91-120 Days Delinquent	227,156.87	18	0.06%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	3,302,732.21	278	0.93%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.24%	0.18%
Delinquency Ratio for Second Preceding Collection Period	0.22%	0.18%
Delinquency Ratio for Preceding Collection Period	0.27%	0.18%
Delinquency Ratio for Current Collection Period	0.30%	0.22%
Four-Month Average Delinquency Ratio	0.26%	0.19%
60 Day Delinquent Receivables	1,116,796.34
Delinquency Percentage	0.32%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	3,371,510.81
Number of Extensions	259

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

		NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?		NO

3. Has there been an issuance of notes or other securities backed by the Receivables?		NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?		NO